Financial risk management - Offsetting financial assets and liabilities (Details) - Credit Risk - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Assets
Gross carrying amounts	£ 999	£ 1,342
Gross amounts offset	0	0
Net amount presented in statement of financial position	999	1,342
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(242)	(356)
Cash collateral received/ pledged	(561)	(697)
Net amount	196	289
Liabilities
Gross carrying amounts	(899)	(1,334)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(899)	(1,334)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	242	356
Cash collateral received/ pledged	471	654
Net amount	(186)	(324)
Assets (Liabilities)
Gross carrying amounts	100	8
Gross amounts offset	0	0
Net amount presented in statement of financial position	100	8
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	0	0
Cash collateral received/ pledged	(90)	(43)
Net amount	10	(35)
Financing derivatives
Liabilities
Gross carrying amounts	(767)	(1,134)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(767)	(1,134)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	234	351
Cash collateral received/ pledged	467	646
Net amount	(66)	(137)
Commodity contract derivatives
Liabilities
Gross carrying amounts	(132)	(200)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(132)	(200)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	8	5
Cash collateral received/ pledged	4	8
Net amount	(120)	(187)
Bank account and bank overdraft
Assets
Gross amounts offset	0	(23)
Financing derivatives
Assets
Gross carrying amounts	942	1,267
Gross amounts offset	0	0
Net amount presented in statement of financial position	942	1,267
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(234)	(351)
Cash collateral received/ pledged	(561)	(694)
Net amount	147	222
Commodity contract derivatives
Assets
Gross carrying amounts	57	75
Gross amounts offset	0	0
Net amount presented in statement of financial position	57	75
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(8)	(5)
Cash collateral received/ pledged	0	(3)
Net amount	£ 49	£ 67